Related Party Transactions (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Loans outstanding with related parties	$ 560,000	$ 596,000
Repayment of loans	$ 36,000